CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Previously Reported [Member] Common Stock Class A common stock	Previously Reported [Member] Additional Paid-in Capital	Previously Reported [Member] Accumulated Deficit	Previously Reported [Member] Redeemable Convertible Preferred Stock	Previously Reported [Member]	Restatement Adjustment [Member] Common Stock Class A common stock	Restatement Adjustment [Member] Additional Paid-in Capital	Restatement Adjustment [Member] Redeemable Convertible Preferred Stock	Restatement Adjustment [Member]	Common Stock Class A common stock	Common Stock Class B common stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	AOCI Attributable to Parent [Member]	Redeemable Convertible Preferred Stock	Class A common stock	Total
Balance at the beginning at Dec. 31, 2016												$ 22	$ 3,998	$ (704,274)		$ 490,971		$ (700,254)
Balance at the beginning (in shares) at Dec. 31, 2016												22,291				184,499
Increase (Decrease) in Stockholders' Equity
Issuance of Common Stock for In-kind Transfer												$ 3	172					175
Issuance of Common Stock for In-kind Transfer (in shares)												2,558
Exercise of stock options												$ 1	179					180
Exercise of stock options (in shares)												1,233
Stock-based compensation expense													4,500					4,500
Underwriters' discount and offering expenses													(1,513)					(1,513)
Net loss														(75,556)				(75,556)
Balance at the end at Dec. 31, 2017												$ 380	661,085	(779,830)		$ 119,009		(118,365)
Balance at the end (in shares) at Dec. 31, 2017												379,932				54,901
Increase (Decrease) in Stockholders' Equity
Shares issued in Offering, net of issuance costs												$ 1	339					340
Shares issued in Offering, net of issuance costs (in shares)												393
Issuance of Common Stock for In-kind Transfer												$ 1	1,933					1,934
Issuance of Common Stock for In-kind Transfer (in shares)												1,299
Exercise of stock options												$ 2	550					552
Exercise of stock options (in shares)												2,385
Stock-based compensation expense													7,210					7,210
Underwriters' discount and offering expenses													(678)					(678)
Net loss														(76,220)				(76,220)
Balance at the end at Dec. 31, 2018	$ 384	$ 670,439	$ (856,050)	$ 261,277	$ (185,227)							$ 384	670,439	(856,050)		$ 261,277		(185,227)
Balance at the end (in shares) at Dec. 31, 2018	384,009			111,969								384,009				111,969
Increase (Decrease) in Stockholders' Equity
Conversion of shares due to merger recapitalization						$ (365)	$ 261,642	$ (261,277)	$ 261,277
Conversion of shares due to merger recapitalization (in shares)						(193,197)		(111,969)
Balance at the end at Jan. 01, 2019										$ 19			932,081	(856,050)				76,050
Balance at the end (in shares) at Jan. 01, 2019										190,812
Balance at the beginning at Dec. 31, 2018	$ 384	670,439	(856,050)	$ 261,277	(185,227)							$ 384	670,439	(856,050)		$ 261,277		(185,227)
Balance at the beginning (in shares) at Dec. 31, 2018	384,009			111,969								384,009				111,969
Increase (Decrease) in Stockholders' Equity
Equity consideration issued to acquire SBTech																		$ 0
Exercise of stock options (in shares)																		1,316,000
Foreign currency translation																		$ 0
Net loss																		(57,667)
Balance at the end at Jun. 30, 2019										$ 19			948,603	(913,717)				34,905
Balance at the end (in shares) at Jun. 30, 2019										193,265
Balance at the beginning at Dec. 31, 2018	$ 384	670,439	(856,050)	$ 261,277	(185,227)							$ 384	670,439	(856,050)		$ 261,277		(185,227)
Balance at the beginning (in shares) at Dec. 31, 2018	384,009			111,969								384,009				111,969
Increase (Decrease) in Stockholders' Equity
Shares issued in Offering, net of issuance costs												$ 2	437					439
Shares issued in Offering, net of issuance costs (in shares)												1,906
Issuance of Common Stock for In-kind Transfer												$ 1	1,363					1,364
Issuance of Common Stock for In-kind Transfer (in shares)												822
Exercise of stock options												$ 3	1,145					1,148
Exercise of stock options (in shares)												2,873
Stock-based compensation expense													17,613					17,613
Underwriters' discount and offering expenses													(992)					(992)
Sale of 6,333,334 Private Placement Warrants at $1.50 per warrant													438					438
Net loss														(142,734)				(142,734)
Balance at the end at Dec. 31, 2019	$ 390	690,443	(998,784)	$ 258,371	(307,951)							$ 390	690,443	(998,784)		$ 258,371		(307,951)
Balance at the end (in shares) at Dec. 31, 2019	389,610			110,250								389,610				110,250
Balance at the beginning at Jan. 01, 2019										$ 19			932,081	(856,050)				76,050
Balance at the beginning (in shares) at Jan. 01, 2019										190,812
Increase (Decrease) in Stockholders' Equity
Issuance of Series F preferred stock													7,245					7,245
Issuance of Series F preferred stock (in shares)										1,018
Exercise of stock options													126					126
Exercise of stock options (in shares)										110
Stock-based compensation expense													4,831					4,831
Net loss														(29,554)				(29,554)
Balance at the end at Mar. 31, 2019										$ 19			944,283	(885,604)				58,698
Balance at the end (in shares) at Mar. 31, 2019										191,940
Balance at the end at Mar. 31, 2019										$ 19			944,283	(885,604)				58,698
Balance at the end (in shares) at Mar. 31, 2019										191,940
Balance at the end at Dec. 31, 2019	$ 390	690,443	(998,784)	$ 258,371	(307,951)							$ 390	690,443	(998,784)		$ 258,371		(307,951)
Balance at the end (in shares) at Dec. 31, 2019	389,610			110,250								389,610				110,250
Balance at the beginning at Mar. 31, 2019										$ 19			944,283	(885,604)				58,698
Balance at the beginning (in shares) at Mar. 31, 2019										191,940
Increase (Decrease) in Stockholders' Equity
Issuance of Series F preferred stock													559					559
Shares issued for exercise of warrants													537					537
Shares issued in Offering, net of issuance costs													438					438
Shares issued in Offering, net of issuance costs (in shares)										674
Issuance of Common Stock for In-kind Transfer													535					535
Issuance of Common Stock for In-kind Transfer (in shares)										124
Exercise of stock options													407					407
Exercise of stock options (in shares)										527
Stock-based compensation expense													1,844					1,844
Foreign currency translation																		0
Net loss														(28,113)				(28,113)
Balance at the end at Jun. 30, 2019										$ 19			948,603	(913,717)				34,905
Balance at the end (in shares) at Jun. 30, 2019										193,265
Balance at the beginning at Dec. 31, 2019	$ 390	690,443	(998,784)	$ 258,371	(307,951)							$ 390	690,443	(998,784)		$ 258,371		(307,951)
Balance at the beginning (in shares) at Dec. 31, 2019	389,610			110,250								389,610				110,250
Increase (Decrease) in Stockholders' Equity
Conversion of shares due to merger recapitalization						$ (372)	$ 258,743	$ (258,371)	$ 258,371
Conversion of shares due to merger recapitalization (in shares)						(204,984)		(110,250)
Balance at the end at Jan. 01, 2020										$ 18			949,186	(998,784)				(49,580)
Balance at the end (in shares) at Jan. 01, 2020										184,626
Balance at the beginning at Dec. 31, 2019	$ 390	690,443	(998,784)	$ 258,371	(307,951)							$ 390	690,443	(998,784)		$ 258,371		(307,951)
Balance at the beginning (in shares) at Dec. 31, 2019	389,610			110,250								389,610				110,250
Balance at the end at Mar. 31, 2020										$ 18			965,495	(1,067,464)				(101,951)
Balance at the end (in shares) at Mar. 31, 2020										186,608
Balance at the beginning at Dec. 31, 2019	$ 390	$ 690,443	$ (998,784)	$ 258,371	$ (307,951)							$ 390	690,443	(998,784)		$ 258,371		(307,951)
Balance at the beginning (in shares) at Dec. 31, 2019	389,610			110,250								389,610				110,250
Increase (Decrease) in Stockholders' Equity
DEAC shares recapitalized, net of redemptions and equity issuance costs of $10,631																	$ 665,485
Equity consideration issued to acquire SBTech																		$ 789,064
Exercise of stock options (in shares)																		3,855,000
Foreign currency translation																		$ 24,986
Net loss																		(230,117)
Balance at the end at Jun. 30, 2020										$ 35	$ 39		3,395,129	(1,228,901)	$ 24,986			2,191,288
Balance at the end (in shares) at Jun. 30, 2020										354,251	393,014
Balance at the beginning at Jan. 01, 2020										$ 18			949,186	(998,784)				(49,580)
Balance at the beginning (in shares) at Jan. 01, 2020										184,626
Increase (Decrease) in Stockholders' Equity
Issuance of Series F preferred stock													11,000					11,000
Issuance of Series F preferred stock (in shares)										1,526
Exercise of stock options													467					467
Exercise of stock options (in shares)										456
Stock-based compensation expense													4,842					4,842
Net loss														(68,680)				(68,680)
Balance at the end at Mar. 31, 2020										$ 18			965,495	(1,067,464)				(101,951)
Balance at the end (in shares) at Mar. 31, 2020										186,608
Increase (Decrease) in Stockholders' Equity
Merger recapitalization, net repurchase of $7,192 and issuance costs of $11,564													(18,756)					(18,756)
Merger recapitalization, net repurchase of $7,192 and issuance costs of $11,564 (in shares)										(278)
Conversion of Convertible Notes to common shares										$ 1			112,544					112,545
Conversion of Convertible Notes to common shares (in shares)										11,254
DEAC shares recapitalized, net of redemptions and equity issuance costs of $10,631										$ 7			665,478					665,485
DEAC shares recapitalized, net of redemptions and equity issuance costs of $10,631 (in shares)										74,122
Equity consideration issued to acquire SBTech										$ 4			789,060					789,064
Equity consideration issued to acquire SBTech (in shares)										40,739
Shares issued for earn outs - SBTech (in shares)										720
Shares issued for earn outs - DEAC and DK										$ 1			(1)
Shares issued for earn outs - DEAC and DK (in shares)										5,280
Shares issued for exercise of warrants										$ 2			200,465					200,467
Shares issued for exercise of warrants (in shares)										17,519
Shares issued in Offering, net of issuance costs										$ 2			620,798					620,800
Shares issued in Offering, net of issuance costs (in shares)										16,000
Exercise of stock options													5,599					5,599
Exercise of stock options (in shares)										2,287
Stock-based compensation expense											$ 39		54,447					54,486
Stock-based compensation expense (in shares)											393,014
Foreign currency translation															24,986			24,986
Net loss														(161,437)				(161,437)
Balance at the end at Jun. 30, 2020										$ 35	$ 39		$ 3,395,129	$ (1,228,901)	$ 24,986			$ 2,191,288
Balance at the end (in shares) at Jun. 30, 2020										354,251	393,014